Note 5 - Income Taxes (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Current Income Tax Expense (Benefit)	$ 0	$ 0
Unrecognized Tax Benefits	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0